Post-retirement benefits - Pension cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-retirement benefits
Defined contribution schemes	$ 351	$ 432
Current service costs and expenses	113	93
Past service credit/(cost)	(29)	(34)
Pension costs	435	491	$ 469
Pension schemes
Post-retirement benefits
Past service credit/(cost)	$ (29)	$ (34)